UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Municipal Cash Management Fund Schedule of Investments May 31, 2005

Vanguard Municipal Cash Management Fund	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (113.0%)

Arizona (2.3%)
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev. CP	2.750%	6/7/2005	$ 18,450	$ 18,450

California (0.9%)
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	2.960%	6/7/2005 LOC	7,500	7,500

Colorado (7.8%)
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	3.030%	6/7/2005	30,250	30,250
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	2.970%	6/7/2005 LOC	14,135	14,135
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	2.970%	6/7/2005 LOC	17,475	17,475

				61,860

Connecticut (0.8%)
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO	3.030%	6/7/2005 (2)	6,200	6,200

Florida (13.7%)
Broward County FL School Board COP TOB VRDO	2.990%	6/7/2005 (4)*	9,340	9,340
Florida Board of Educ. Public Educ. TOB VRDO	2.990%	6/7/2005 *	5,285	5,285
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	2.990%	6/7/2005 (2)*	11,810	11,810
Florida Board of Educ. TOB VRDO	3.000%	6/7/2005 *	7,000	7,000
Florida Dept. of Transp. TOB VRDO	2.990%	6/7/2005 *	15,000	15,000
Florida Dept. of Transp. TOB VRDO	3.000%	6/7/2005 *	250	250
Florida Turnpike Auth. Rev. TOB VRDO	3.000%	6/7/2005 (3)*	14,850	14,850
Jacksonville FL Water & Sewer System Rev. TOB VRDO	2.990%	6/7/2005 (1)*	4,575	4,575
Orange County FL School Board TOB VRDO	2.990%	6/7/2005 (1)*	9,775	9,775
Orange County FL School Board TOB VRDO	3.000%	6/7/2005 (1)*	7,600	7,600
Palm Beach County FL School Dist. Sales Tax Rev. CP	2.820%	8/11/2005 LOC	10,000	10,000
Reedy Creek FL Improvement Dist. Util. Rev. TOB VRDO	2.990%	6/7/2005 (1)*	7,590	7,590
Sunshine State Florida Govt. Financing
Comm. Rev. VRDO	3.030%	6/7/2005 (2)	400	400
Tampa Bay FL Water Util. System Rev. TOB VRDO	2.990%	6/7/2005 (3)*	5,340	5,340

				108,815

Georgia (4.0%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev
(Univ. of Georgia Athletic Assn.) VRDO	2.990%	6/2/2005 LOC	1,500	1,500
Atlanta GA Water & Wastewater Rev. VRDO	2.970%	6/1/2005 (4)	6,400	6,400
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	2.990%	6/1/2005 (2)	9,000	9,000
Fulton County GA Dev. Auth. (Shepherd Center) VRDO	2.970%	6/7/2005 LOC	10,000	10,000
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	2.970%	6/7/2005 LOC	5,000	5,000

				31,900

Illinois (9.9%)
Cook County IL GO VRDO	3.000%	6/7/2005	27,700	27,700
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	3.000%	6/7/2005 LOC	4,700	4,700
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	2.950%	6/7/2005	10,000	10,000
Illinois GO	3.000%	6/3/2005	10,000	10,001
Illinois GO VRDO	3.010%	6/7/2005	11,500	11,500
Illinois Health Fac. Auth. Rev.
(OSF Healthcare System) VRDO	2.970%	6/1/2005 LOC	3,300	3,300
Schaumburg IL GO VRDO	2.970%	6/7/2005	3,660	3,660
Schaumburg IL GO VRDO	2.970%	6/7/2005	250	250
Univ. of Illinois (Util. Infrastructure) COP VRDO	2.950%	6/7/2005	2,875	2,875
Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	2.990%	6/7/2005 (1)*	5,210	5,210

				79,196

Kentucky (0.1%)
Kentucky Asset/Liability Comm. General Fund Rev. TRAN	3.000%	6/29/2005	500	500

Maryland (1.2%)
Maryland Econ. Dev. Corp. Rev. VRDO	2.970%	6/1/2005 (2)	8,000	8,000
Maryland GO TOB VRDO	2.980%	6/7/2005 *	1,860	1,860

				9,860

Massachusetts (6.3%)
Massachusetts Dev. Finance Agency Rev.
(Boston Univ.) VRDO	3.030%	6/7/2005 (10)	30,000	30,000
Massachusetts GO TOB VRDO	2.990%	6/7/2005 (4)*	19,800	19,800
Massachusetts Special Obligation Dedicated
Tax Rev. TOB VRDO	2.990%	6/7/2005 (3)*	395	395
Pembroke MA BAN	3.000%	8/4/2005	200	200

				50,395

Michigan (2.0%)
Michigan Building Auth. CP	2.680%	7/21/2005 LOC	1,075	1,075
Michigan GAN VRDO	2.950%	6/7/2005 (4)	10,900	10,900
Univ. of Michigan Hosp. Rev. VRDO	2.950%	6/7/2005	3,700	3,700

				15,675

Minnesota (0.3%)
Minnesota GO TOB VRDO	2.980%	6/7/2005 *	2,470	2,470

Missouri (1.8%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	2.970%	6/1/2005	860	860
Curators of the Univ. of Missouri System Fac. Rev. VRDO	2.970%	6/1/2005	5,280	5,280
Missouri Health & Educ. Fac. Auth. Rev.
(Washington Univ.) VRDO	2.980%	6/1/2005	7,900	7,900

				14,040

Nebraska (3.9%)
American Public Energy Agency NE
(National Public Gas Agency) VRDO	3.000%	6/7/2005	30,791	30,791

Nevada (1.2%)
Clark County NV School Dist. GO TOB VRDO	2.990%	6/7/2005 (3)*	10,000	10,000

New Jersey (2.9%)
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.) TOB VRDO	2.990%	6/7/2005 (1)*	5,000	5,000
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) TOB VRDO	2.990%	6/7/2005 (2)*	5,000	5,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.990%	6/7/2005 (2)*	5,000	5,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.990%	6/7/2005 (1)*	8,495	8,495

				23,495

New York (6.0%)
Metro. New York Transp. Auth. Rev. TOB VRDO	2.990%	6/7/2005 (3)*	6,000	6,000
New York City NY GO TOB VRDO	2.990%	6/7/2005 (3)*	14,000	14,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.980%	6/7/2005 (1)*	2,750	2,750
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	2.990%	6/7/2005 (1)*	5,230	5,230
New York State Dormitory Auth. Rev.
(Upstate Community Colleges) TOB VRDO	2.990%	6/7/2005 (3)*	3,880	3,880
New York State Housing Finance Agency Rev.
(Personal Income Tax) TOB VRDO	2.980%	6/7/2005 (3)*	5,240	5,240
New York State Thruway Auth. Rev. TOB VRDO	2.990%	6/7/2005 (2)*	10,500	10,500

				47,600

North Carolina (11.6%)
Board of Governors of Univ. of NC Chapel Hill &
NC State Univ. of Raleigh CP	2.730%	8/5/2005	19,441	19,441
Buncombe County NC Rev. VRDO	2.980%	6/7/2005 (10)	18,000	18,000
Mecklenburg County NC GO VRDO	2.980%	6/7/2005	400	400
North Carolina GO TOB VRDO	2.990%	6/7/2005 *	4,995	4,995
North Carolina Medical Care Comm. Health Care Fac
(Duke Univ. Health System) VRDO	2.960%	6/7/2005	10,000	10,000
North Carolina Medical Care Comm. Health Care Fac
(Duke Univ. Health System) VRDO	2.960%	6/7/2005	15,000	15,000
North Carolina Medical Care Comm. Hosp. (Moses Cone Health System) VRDO	2.950%	6/7/2005	25,000	25,000

				92,836

Ohio (4.0%)
Kent State Univ. Ohio VRDO	3.030%	6/7/2005 (1)	8,100	8,100
Ohio GO TOB VRDO	3.000%	6/7/2005 *	9,005	9,005
Ohio GO VRDO	2.960%	6/7/2005	6,000	6,000
Ohio Higher Educ. Fac. Comm. Rev.
(Marietta College) VRDO	2.980%	6/7/2005 LOC	400	400
Univ. of Cincinnati OH General Receipts VRDO	2.960%	6/7/2005 (2)	8,515	8,515
				32,020

Pennsylvania (7.8%)
Geisinger Health System Auth. of Pennsylvania Rev
(Penn State Geisinger Health System) VRDO	2.980%	6/1/2005	20,050	20,050
Northeastern PA Hosp. & Educ. Auth. Rev.
(Wilkes Univ.) VRDO	2.950%	6/7/2005 LOC	1,300	1,300
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	2.970%	6/7/2005 (1)	5,525	5,525
Philadelphia PA Water & Waste Water Rev. VRDO	2.960%	6/7/2005 (4)	25,000	25,000
Univ. of Pittsburgh of the Commonwealth System of Higher
Educ. Pennsylvania (Univ. Capital Project) VRDO	3.030%	6/7/2005	10,000	10,000

				61,875

South Carolina (0.1%)
South Carolina Transp. Infrastructure Rev. TOB VRDO	2.990%	6/7/2005 (2)*	400	400

Tennessee (4.0%)
Blount County TN Public Building Auth. (Local Govt. Public
Improvement Bonds) VRDO	3.000%	6/1/2005	10,910	10,910
Metro. Govt. of Nashville & Davidson County TN Health &
Educ. Fac (Vanderbilt Univ.) VRDO	2.990%	6/1/2005	12,200	12,200
Shelby County TN GO VRDO	2.950%	6/7/2005	8,705	8,705

				31,815

Texas (15.4%)
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO	3.000%	6/7/2005 *	400	400
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) PUT	2.980%	6/1/2005	35,000	35,000
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO	2.980%	6/1/2005	6,400	6,400
Harris County TX Health Fac. Dev. Corp. Rev. (Texas Medical Center) VRDO	2.980%	6/1/2005 (1)	7,700	7,700
Harris County TX Health Fac. Dev. Corp. Rev
(Young Men's Christian Assoc. of Greater Houston) VRDO	2.980%	6/1/2005 LOC	4,800	4,800
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	2.950%	6/14/2005	16,700	16,700
Houston TX Util. System Rev. TOB VRDO	3.000%	6/7/2005 (4)*	400	400
Mesquite TX Independent School Dist. School Building TOB VRDO	3.000%	6/7/2005 *	900	900
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.030%	6/7/2005	13,000	13,000
Texas TRAN	3.000%	8/31/2005	5,355	5,367
Texas Turnpike Auth. Central Texas Turnpike System Rev. VRDO	2.940%	6/7/2005 (2)	12,465	12,465
Texas Water Dev. Board Rev. VRDO	2.960%	6/1/2005	8,700	8,700
Univ. of Texas Permanent Univ. Fund Rev. VRDO	2.960%	6/7/2005	3,955	3,955
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	3.030%	6/7/2005 (10)	6,835	6,835

				122,622

Virginia (3.0%)
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	2.930%	6/1/2005	4,095	4,095
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	2.970%	6/1/2005	19,500	19,500

				23,595

Washington (0.1%)
Washington GO TOB VRDO	2.990%	6/7/2005 *	500	500

Wisconsin (1.9%)
Wisconsin GO CP	2.450%	6/9/2005	5,100	5,100
Wisconsin GO CP	2.450%	6/9/2005	3,200	3,200
Wisconsin GO CP	2.750%	7/12/2005	7,254	7,254

				15,554

TOTAL MUNICIPAL BONDS
(Cost $899,964)				899,964

OTHER ASSETS AND LIABILITIES-NET (-13.0%)				(103,396)

NET ASSETS (100%)				$796,568

* Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of these securities was $225,845,000, representing 28.4% of net assets.
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.